Plans target allocation by asset category (Detail)	12 Months Ended
Dec. 31, 2012
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	70.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities, Range Maximum	100.00%